INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets	INTANGIBLE ASSETS
2021

	$ million
	Goodwill	LNG off-take and sales contracts	Other		Total
Cost
At January 1 [A]	15,101	10,030	7,927		33,058
Additions	1,546	—	3,674		5,220
Sales, retirements and other movements [A]	(464)	(197)	(1,978)		(2,639)
Currency translation differences	(66)	—	(197)		(263)
At December 31 [A]	16,117	9,833	9,426		35,376
Depreciation, depletion and amortisation, including impairments
At January 1	1,062	4,668	4,618		10,348
Charge for the year	167	796	368		1,331
Sales, retirements and other movements	(23)	(197)	(670)		(890)
Currency translation differences	(9)	—	(97)		(106)
At December 31	1,197	5,267	4,219		10,683
Carrying amount at December 31 [A]	14,920	4,566	5,207	[B]	24,693
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $2,747 million related to environmental certificates held for compliance purposes (see Note 31) and $456 million related to software.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS continued
8 – INTANGIBLE ASSETS continued
2020

	$ million
	Goodwill	LNG off-take and sales contracts	Other		Total
Cost
At January 1	14,973	10,211	6,866		32,050
Additions	247	—	1,581		1,828
Sales, retirements and other movements [A]	(176)	(181)	(714)		(1,071)
Currency translation differences	57	—	194		251
At December 31 [A]	15,101	10,030	7,927		33,058
Depreciation, depletion and amortisation, including impairments
At January 1	768	4,014	3,782		8,564
Charge for the year [B]	276	835	851		1,962
Sales, retirements and other movements	—	(181)	(120)		(301)
Currency translation differences	18	—	105		123
At December 31	1,062	4,668	4,618		10,348
Carrying amount at December 31 [A]	14,039	5,362	3,309	[C]	22,710
[A] As from 2021, assets classified as held for sale are presented separately and upon reclassification included in "Sales, retirements and other movements". Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $787 million related to impairments, of which $472 million in "Other" related to Integrated Gas. (See Note 9)
[C] Includes $1,013 million related to environmental certificates held for compliance purposes (see Note 31) and $487 million related to software.
Goodwill at December 31, 2021, related principally to the acquisition of BG Group plc in 2016, allocated to Integrated Gas ($4,780 million) and Upstream ($5,525 million) at the operating segment level, and to Pennzoil-Quaker State Company ($1,612 million), a lubricants business in the Oil Products segment based largely in North America.
Additions to goodwill in 2021, ($1,546 million) related to a number of business acquisitions that Shell undertook for a total consideration of $2,300 million. This includes provisional goodwill of $1,167 million owing to the limited period since the acquisition date. The final amount will be reassessed in 2022 following the purchase price adjustments.